STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserves [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2014	$ 1,055	$ 167,331	$ 9,800	$ (1,416)	$ (144,965)	$ 31,805
CHANGES IN
Issuance of share capital, net	400	28,653				29,053
Employee stock options expired		217	(217)
Share-based compensation			1,152			1,152
Comprehensive loss for the year					(14,400)	(14,400)
BALANCE at Dec. 31, 2015	1,455	196,201	10,735	(1,416)	(159,365)	47,610
CHANGES IN
Issuance of share capital, net	57	2,126				2,183
Employee stock options exercised	1	171	(172)
Employee stock options expired		1,069	(1,069)
Share-based compensation			1,075			1,075
Comprehensive loss for the year					(15,841)	(15,841)
BALANCE at Dec. 31, 2016	1,513	199,567	10,569	(1,416)	(175,206)	35,027
CHANGES IN
Issuance of share capital, net	1,322	39,376				40,698
Employee stock options exercised	1	328	(329)
Employee stock options expired		1,411	(1,411)
Share-based compensation			1,508			1,508
Comprehensive loss for the year					(24,352)	(24,352)
BALANCE at Dec. 31, 2017	$ 2,836	$ 240,682	$ 10,337	$ (1,416)	$ (199,558)	$ 52,881